Eaton Vance

New York Municipal Bond Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.7%
New York State Environmental Facilities Corp., 5.00%, 10/15/39	$4,110	$4,124,673

		$4,124,673

Education — 19.3%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$216,138
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	112,627
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	214,272
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,935	2,035,446
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	214,996
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	975,403
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	818,680
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	306,738
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/38	600	757,020
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	2,000	2,523,340
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	10,324,400
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,316,361
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	2,000	2,476,700
New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49(1)	10,000	11,590,000
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	109,198
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,224,879
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	338,042
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	261,155
New York Dormitory Authority, (The New School), 5.00%, 7/1/46	1,660	1,861,706
Onondaga County Cultural Resources Trust, (Syracuse University), 4.00%, 12/1/47(1)	7,000	8,080,590
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/39	395	411,961
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	80	81,965
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	120	122,494

		$46,374,111

Electric Utilities — 7.3%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/37	$1,500	$1,860,480
New York Power Authority, Green Bonds, 4.00%, 11/15/55(1)	9,000	10,428,120
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,295,292
Utility Debt Securitization Authority, 5.00%, 12/15/36(1)	1,675	2,011,876

		$17,595,768

Escrowed/Prerefunded — 14.1%
Metropolitan Transportation Authority, Prerefunded to 11/15/20, 5.00%, 11/15/34	$2,000	$2,035,740
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.25%, 11/15/38	3,430	3,665,778
New York, Prerefunded to 2/15/21, 5.00%, 2/15/34(1)	8,250	8,496,593
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/34	7,620	8,589,950

Security	Principal Amount (000’s omitted)	Value
New York Thruway Authority, Prerefunded to 1/1/22, 5.00%, 1/1/37	$6,240	$6,685,598
Onondaga County Cultural Resources Trust, (Syracuse University), Prerefunded to 12/1/23, 5.00%, 12/1/38	3,820	4,418,021

		$33,891,680

General Obligations — 6.7%
New York City, 4.00%, 8/1/34	$1,170	$1,336,549
New York City, 4.00%, 12/1/41	530	601,836
New York City, 5.00%, 8/1/34(1)	10,000	11,135,900
Washingtonville Central School District, 0.05%, 6/15/35	950	680,865
Washingtonville Central School District, 0.05%, 6/15/36	950	655,918
Washingtonville Central School District, 0.05%, 6/15/37	950	636,282
Washingtonville Central School District, 0.05%, 6/15/38	950	617,149
Washingtonville Central School District, 0.05%, 6/15/39	695	439,490

		$16,103,989

Hospital — 13.5%
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/40	$635	$679,488
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	755	757,273
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	1,000	1,002,800
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/42	1,500	1,809,495
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), Prerefunded to 1/1/22, 4.375%, 7/1/34(1)	9,825	10,419,609
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 8/1/36	4,135	4,475,228
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/50	180	194,153
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 3.00%, 7/1/48	2,145	2,186,399
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/45(2)	3,800	4,163,964
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,380	6,603,555

		$32,291,964

Housing — 7.8%
New York City Housing Development Corp., 3.40%, 11/1/39	$1,000	$1,067,630
New York City Housing Development Corp., 3.55%, 11/1/44	1,270	1,350,366
New York City Housing Development Corp., 3.70%, 11/1/38	885	938,613
New York City Housing Development Corp., 3.80%, 11/1/43	1,675	1,805,583
New York City Housing Development Corp., 4.05%, 11/1/41	2,030	2,179,530
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	1,109,873
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	540,430
New York Housing Finance Agency, (FNMA), 3.95%, 11/1/37	1,000	1,090,940
New York Mortgage Agency, 3.60%, 10/1/34	2,000	2,205,200
New York Mortgage Agency, 4.10%, 10/1/38	4,300	4,856,463
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/47	1,500	1,581,165

		$18,725,793

Industrial Development Revenue — 1.8%
Build NYC Resource Corp., (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(2)	$1,105	$1,147,200
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	895	1,209,968
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	2,021,832

		$4,379,000

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 1.6%
New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$75	$91,862
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	1,345	1,773,732
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,953,998

		$3,819,592

Insured-General Obligations — 8.0%
East Northport Fire District, (AGC), 4.50%, 11/1/20	$200	$200,692
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	200,686
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	200,664
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	200,662
Nassau County, (AGM), 5.00%, 7/1/42	1,000	1,217,280
Nassau County, (AGM), 5.00%, 4/1/43(1)	10,000	12,340,400
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,789,720

		$19,150,104

Insured-Lease Revenue/Certificates of Participation — 2.5%
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,485,068
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	1,071,601
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	3,485,747

		$6,042,416

Insured-Special Tax Revenue — 0.6%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	$3,000	$1,441,350

		$1,441,350

Insured-Transportation — 4.9%
Metropolitan Transportation Authority, Green Bonds, (AGM), 4.00%, 11/15/46	$1,440	$1,569,211
Metropolitan Transportation Authority, Green Bonds, (AGM), 4.00%, 11/15/48(1)	7,120	7,807,578
New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,340	2,369,882

		$11,746,671

Lease Revenue/Certificates of Participation — 5.0%
Hudson Yards Infrastructure Corp., 4.00%, 2/15/44	$2,405	$2,617,506
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	8,000	9,356,160

		$11,973,666

Other Revenue — 9.3%
Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/49	$1,400	$1,564,038
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/32(1)	10,000	11,740,300
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)	2,200	2,723,842
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,975	6,381,718

		$22,409,898

Senior Living/Life Care — 2.0%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.00%, 11/1/24	$165	$174,722
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/25	325	350,291
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/26	200	216,756
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/36	970	1,021,090
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/28	1,090	1,108,137

Security	Principal Amount (000’s omitted)	Value
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	$630	$634,549
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,294,704

		$4,800,249

Special Tax Revenue — 24.9%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/31(1)	$10,000	$10,713,300
New York City Transitional Finance Authority, Future Tax Revenue, 3.00%, 11/1/47	1,000	1,034,120
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/41	3,750	4,260,562
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/42	5,430	6,139,158
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/42	2,100	2,348,934
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	10,223,800
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	845	858,072
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	655	666,443
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	9,250	10,127,270
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	669,182
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	2,000	2,446,980
Sales Tax Asset Receivable Corp., 5.00%, 10/15/30(1)	8,900	10,420,476

		$59,908,297

Transportation — 19.1%
Metropolitan Transportation Authority, Green Bonds, 4.75%, 11/15/45	$1,205	$1,338,237
Metropolitan Transportation Authority, Green Bonds, 5.00%, 11/15/50	1,960	2,226,266
Nassau County Bridge Authority, 5.00%, 10/1/35	1,915	1,936,544
Nassau County Bridge Authority, 5.00%, 10/1/40	365	369,033
New York Thruway Authority, 4.00%, 1/1/36	2,500	2,867,025
New York Thruway Authority, 4.00%, 1/1/46(1)	10,000	11,456,200
New York Thruway Authority, 4.00%, 1/1/50	2,625	2,952,810
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/33	835	866,337
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	3,240	3,514,752
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	915,776
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	8,000	9,373,440
Port Authority of New York and New Jersey, 5.00%, 10/15/36(1)	1,200	1,447,524
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/43(1)	5,000	5,561,100
Port Authority of New York and New Jersey, (AMT), 4.00%, 11/1/47	1,000	1,106,930

		$45,931,974

Water and Sewer — 7.0%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$804,521
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	532,355
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46(1)	2,000	2,384,160
New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/21, 5.00%, 6/15/44(1)	8,750	9,144,450
Suffolk County Water Authority, 4.00%, 6/1/41	1,150	1,332,229
Suffolk County Water Authority, 5.00%, 6/1/36(1)	2,000	2,569,660

		$16,767,375

Total Tax-Exempt Investments — 157.1% (identified cost $354,125,006)		$377,478,570

Corporate Bonds & Notes — 0.6%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.6%
Montefiore Obligated Group, 4.287%, 9/1/50	$1,350	$1,342,009

Total Corporate Bonds & Notes — 0.6% (identified cost $1,350,000)		$1,342,009

Total Investments —157.7% (identified cost $355,475,006)		$378,820,579

Other Assets, Less Liabilities — (57.7)%		$(138,621,761)

Net Assets — 100.0%		$240,198,818

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2020, 11.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 7.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $5,311,164 or 2.2% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

The Fund did not have any open derivative instruments at June 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$377,478,570	$—	$377,478,570
Corporate Bonds & Notes	—	1,342,009	—	1,342,009
Total Investments	$—	$378,820,579	$—	$378,820,579

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.